Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Oct. 27, 2025	Jun. 30, 2025 Shares $ / shares	Jun. 30, 2025 Shares $ / shares $ / shares	Jun. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options		10,180,000	10,180,000
Granted, share options | Shares		6,000	6,000
Expired / lapsed on termination of employment		(2,100,000)	(2,100,000)	(4,600,000)
Balance at the end of the year, share options		8,080,000	8,080,000	10,180,000
Balance at the start of the year, Weighted average exercise price		$ 0.72		$ 0.63
Granted, Weighted average exercise price		0		0
Exercised, Weighted average exercise price		0		0
Expired, Weighted average exercise price		1.07		0.43
Balance at the end of the year, Weighted average exercise price		$ 0.63		$ 0.72
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options		10,180,000	10,180,000	14,780,000
Forfeited, share options		(25,000)	(25,000)	(3,400,000)
Expired / lapsed on termination of employment		(2,075,000)	(2,075,000)	(1,200,000)
Balance at the end of the year, share options		8,080,000	8,080,000	10,180,000
Exercisable at the end of the financial year, share option		7,805,000	7,805,000	7,290,000
Balance at the start of the year, Weighted average exercise price		$ 0.72		$ 0.63
Forfeited, Weighted average exercise price		0.94		0.42
Expired, Weighted average exercise price		1.08		0.49
Balance at the end of the year, Weighted average exercise price		0.63		0.72
Exercisable at the end of the financial year, Weighted average exercise price		$ 0.65	$ 0.65	$ 0.84
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options		52,000	52,000	0
Granted, share options		33,467	33,467	57,000
Forfeited, share options		0	0	(5,000)
Balance at the end of the year, share options		85,467	85,467	52,000
Exercisable at the end of the financial year, share option		50,217	50,217	0
Balance at the start of the year, Weighted average exercise price		$ 27.9		$ 0
Granted, Weighted average exercise price		37.35		28
Forfeited, Weighted average exercise price		0		28.8
Expired, Weighted average exercise price		0
Balance at the end of the year, Weighted average exercise price		30.08		27.9
Exercisable at the end of the financial year, Weighted average exercise price		$ 31.83	$ 31.83	$ 0
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				13/11/2019
Expiry date				Jan. 04, 2024
Exercise price				$ 0.49
Balance at the start of the year, share options		0	0	1,200,000
Expired / lapsed on termination of employment				(1,200,000)
Balance at the end of the year, share options				0
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		13/01/2020	13/01/2020	13/01/2020
Expiry date		Jan. 13, 2025	Jan. 13, 2025	Jan. 13, 2025
Exercise price		$ 0.88		$ 0.88
Balance at the start of the year, share options		137,500	137,500	187,500
Expired / lapsed on termination of employment		(137,500)	(137,500)	(50,000)
Balance at the end of the year, share options		0	0	137,500
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/11/2020	09/11/2020	09/11/2020
Expiry date		Nov. 09, 2024	Nov. 09, 2024	Nov. 09, 2024
Exercise price		$ 1.13		$ 1.13
Balance at the start of the year, share options		1,200,000	1,200,000	1,200,000
Expired / lapsed on termination of employment		(1,200,000)	(1,200,000)
Balance at the end of the year, share options		0	0	1,200,000
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/11/2020	09/11/2020	09/11/2020
Expiry date		Jan. 13, 2025	Jan. 13, 2025	Jan. 13, 2025
Exercise price		$ 0.88		$ 0.88
Balance at the start of the year, share options		600,000	600,000	600,000
Expired / lapsed on termination of employment		(600,000)	(600,000)
Balance at the end of the year, share options		0	0	600,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		04/01/2021	04/01/2021	04/01/2021
Expiry date		Jan. 04, 2025	Jan. 04, 2025	Jan. 04, 2025
Exercise price		$ 1.69		$ 1.69
Balance at the start of the year, share options		137,500	137,500	187,500
Expired / lapsed on termination of employment		(137,500)	(137,500)	(50,000)
Balance at the end of the year, share options		0	0	137,500
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		09/09/2021	09/09/2021	09/09/2021
Expiry date		Jun. 26, 2026	Jun. 26, 2026	Jun. 26, 2026
Exercise price		$ 1.37		$ 1.37
Balance at the start of the year, share options		100,000	100,000	100,000
Balance at the end of the year, share options		100,000	100,000	100,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		16/11/2021	16/11/2021	16/11/2021
Expiry date		Nov. 16, 2025	Nov. 16, 2025	Nov. 16, 2025
Exercise price		$ 1.69		$ 1.69
Balance at the start of the year, share options		750,000	750,000	750,000
Balance at the end of the year, share options		750,000	750,000	750,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		16/11/2021	16/11/2021	16/11/2021
Expiry date		Nov. 16, 2025	Nov. 16, 2025	Nov. 16, 2025
Exercise price		$ 2.24		$ 2.24
Balance at the start of the year, share options		500,000	500,000	500,000
Balance at the end of the year, share options		500,000	500,000	500,000
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		16/11/2021	16/11/2021	16/11/2021
Expiry date		Nov. 16, 2025	Nov. 16, 2025	Nov. 16, 2025
Exercise price		$ 1.56		$ 1.56
Balance at the start of the year, share options		800,000	800,000	800,000
Balance at the end of the year, share options		800,000	800,000	800,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				01/02/2022
Expiry date				Feb. 01, 2027
Exercise price				$ 0.94
Balance at the start of the year, share options		0	0	800,000
Expired / lapsed on termination of employment				(800,000)
Balance at the end of the year, share options				0
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		01/02/2022	01/02/2022	01/02/2022
Expiry date		Feb. 01, 2027	Feb. 01, 2027	Feb. 01, 2027
Exercise price		$ 0.94		$ 0.94
Balance at the start of the year, share options		325,000	325,000	425,000
Forfeited, share options	(25,000)
Expired / lapsed on termination of employment		(25,000)	(25,000)	(100,000)
Balance at the end of the year, share options		300,000	300,000	325,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		24/05/2022	24/05/2022	24/05/2022
Expiry date		May 24, 2027	May 24, 2027	May 24, 2027
Exercise price		$ 0.78		$ 0.78
Balance at the start of the year, share options		100,000	100,000	100,000
Balance at the end of the year, share options		100,000	100,000	100,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		03/03/2023	03/03/2023	03/03/2023
Expiry date		Mar. 03, 2027	Mar. 03, 2027	Mar. 03, 2027
Exercise price		$ 0.15		$ 0.15
Balance at the start of the year, share options		2,530,000	2,530,000	3,930,000
Granted, share options				0
Expired / lapsed on termination of employment		0	0	(1,400,000)
Balance at the end of the year, share options		2,530,000	2,530,000	2,530,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		03/05/2023	03/05/2023	05/03/2023
Expiry date		May 03, 2027	May 03, 2027	May 03, 2027
Exercise price		$ 0.19		$ 0.19
Balance at the start of the year, share options		3,000,000	3,000,000	4,000,000
Granted, share options				0
Expired / lapsed on termination of employment		0	0	(1,000,000)
Balance at the end of the year, share options		3,000,000	3,000,000	3,000,000
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		22/04/2024	22/04/2024
Expiry date		Apr. 22, 2029	Apr. 22, 2029
Exercise price		$ 0.59
Balance at the start of the year, share options				14,780,000
Tranche 17 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		22/04/2024	22/04/2024
Expiry date		Apr. 22, 2029	Apr. 22, 2029
Exercise price		$ 29.3
Balance at the start of the year, share options		30,000	30,000
Granted, share options		0	0
Balance at the end of the year, share options		30,000	30,000	30,000
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		17/06/2024	17/06/2024
Expiry date		Jun. 17, 2029	Jun. 17, 2029
Exercise price		$ 0.58
Tranche 18 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		17/06/2024	17/06/2024
Expiry date		Jun. 17, 2029	Jun. 17, 2029
Exercise price		$ 25.65
Balance at the start of the year, share options		17,000	17,000
Granted, share options		0	0
Expired / lapsed on termination of employment		0	0
Balance at the end of the year, share options		17,000	17,000	17,000
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		27/06/2024	27/06/2024
Expiry date		Jun. 27, 2030	Jun. 27, 2030
Exercise price		$ 0.33
Tranche 19 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		27/06/2024	27/06/2024
Expiry date		Jun. 27, 2030	Jun. 27, 2030
Exercise price		$ 14.85
Balance at the start of the year, share options		5,000	5,000
Granted, share options		0	0
Balance at the end of the year, share options		5,000	5,000	5,000
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/09/2024	11/09/2024
Expiry date		Sep. 11, 2029	Sep. 11, 2029
Exercise price		$ 0.5
Tranche 20 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		11/09/2024	11/09/2024
Expiry date		Sep. 11, 2029	Sep. 11, 2029
Exercise price			$ 24.8
Granted, share options		6,000	6,000
Balance at the end of the year, share options		6,000	6,000
Tranche 21-22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		14/01/2025	14/01/2025
Expiry date		Jul. 14, 2030	Jul. 14, 2030
Exercise price		$ 1.5
Tranche 21-22 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		14/01/2025	14/01/2025
Expiry date		Jul. 14, 2030	Jul. 14, 2030
Exercise price			$ 7.5
Granted, share options		27,467	27,467
Balance at the end of the year, share options		27,467	27,467